Equity (Details) - Schedule of reconciliation of noncontrolling interest - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation of noncontrolling interest [Abstract]
Beginning balance	$ 2,267,985	$ 2,307,727
Proportionate share of net income (loss)	(294,635)	87,064	$ 668,396
Foreign currency translation adjustment	(154,490)	(126,806)
Noncontrolling interest, ending balance	$ 1,818,860	$ 2,267,985	$ 2,307,727